ASSET RETIREMENT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Asset Retirement Obligations [Table Text Block]
	December 31,	December 31,	December 31,
	2018	2017	2016

Balance, beginning of year	$205,201	$216,000	$145,029
Change in obligation	(16,973)	(10,799)	70,971
Accretion expense	—	—	—
Balance, end of year	$188,228	$205,201	$216,000